Income Taxes (Details)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income Taxes [Line Items]
Effective income tax rate	100.00%
Effective statutory income tax rate	15.00%	15.00%	15.00%
Hong Kong [Member]
Income Taxes [Line Items]
Effective income tax rate	16.50%	16.50%	16.50%
PRC [Member]
Income Taxes [Line Items]
Effective income tax rate	25.00%	25.00%	25.00%
Taizhou Suxuantang [Member]
Income Taxes [Line Items]
Effective income tax rate	15.00%	15.00%	15.00%